Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 251,624	$ 245,857
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	203,100	207,700
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	11,400	5,600
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	10,300	7,700
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,800	4,000
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,400	4,200
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,300	2,400
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,400	1,800
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,600	1,800
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 12,300	$ 10,600